Investments in Real Estate and Other Significant Transactions (Acquisition of Noncontrolling Interest in Consolidated Real Estate Partnerships) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 Property PartnershipUnit	Dec. 31, 2011 Property Entity	Dec. 31, 2011 PartnershipUnit	Dec. 31, 2010 PartnershipUnit Property
Investment in Real Estate and Other Significant Transactions [Abstract]
Number of consolidated real estate partnerships in which remaining noncontrolling limited partnership interests were acquired	11	6	12	3
Number of properties of consolidated partnerships acquired	17,000	15,000	15,000	3,000
Total cost of noncontrolling limited partnership interests acquired	$ 50,654		$ 22,305	$ 21,732